INCOME TAXES (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Income Taxes Details
Net tax loss carry forward	$ 74,447	$ 62,467
Less: Valuation allowance	(74,447)	(62,467)
Net deferred tax asset